Long-Term Obligations (Tables)	12 Months Ended
Dec. 26, 2020
Debt Disclosure [Abstract]
Schedule of Debt
Long-term obligations as of December 26, 2020 and December 28, 2019 were as follows:

(In thousands)	12/26/2020	12/28/2019
Revolving credit facilities	$78,310	$70,000
Term loan, net of debt issuance costs	491,836	268,660
Convertible senior notes	—	60,439
Finance lease liability	851	1,739
Total long-term obligations	570,997	400,838
Less current installments	104,053	157,638
Total long-term obligations, excluding current installments	$466,944	$243,200

Schedule of Maturities of Long-term Debt
Aggregate maturities of long-term debt at December 26, 2020 were as follows:

Fiscal Year	(In thousands)
2021	$104,053
2022	25,103
2023	25,005
2024	25,000
2025	391,836
Thereafter	—
Total long-term obligations	$570,997